INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2 0 1 3	2 0 1 4
Deferred tax assets:
Net operating loss carry-forwards	$77,325	$72,692
Accrued employees costs	1,673	1,695
Reserves and allowances	6,118	5,776
Intangibles	1,564	1,046
Restructured loan (see Note 8)	1,569	909
Research and development expenses	5,895	5,291
Issuance costs	-	1,617
Other	1,902	1,960
Deferred tax assets before valuation allowance	96,046	90,986
Valuation allowance	(91,633)	(86,611)
Deferred tax assets	$4,413	$4,375

Deferred tax liabilities:
Goodwill	$(11,325)	$(12,566)

Deferred tax liabilities	$(11,325)	$(12,566)

Reconciliation of the Effective Tax Expense (Benefit) to Company's Theoretical Statutory Tax Expense (Benefit)
	Year ended December 31,
	2 0 1 2	2 0 1 3	2 0 1 4

Income before taxes on income, as reported in the consolidated statements of operations	$7,849	$20,151	$14,636

Statutory tax rate in Israel	25%	25%	26.5%

Theoretical tax expense	$1,962	$5,038	$3,879
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,324)	(4,249)	(3,386)
Differences in tax rates	423	352	427
Taxes in respect of prior years	168	23	383
Non-deductible expenses	917	867	769
Uncertain tax position	(1,370)	579	(207)
Other	76	148	46
Actual tax expense	$852	$2,758	$1,911

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2 0 1 2	2 0 1 3	2 0 1 4

Domestic	$3,339	$15,978	$9,333
Foreign	4,510	4,173	5,303
	$7,849	$20,151	$14,636

Schedule of Components of Income Tax Provision
	Year ended December 31,
	2 0 1 2	2 0 1 3	2 0 1 4

Current (including the impact of ASC 470)	$42	$1,965	$825
Deferred	810	793	1,086
	$852	$2,758	$1,911

Domestic	$(2,313)	$190	$115
Foreign	3,165	2,568	1,796
	$852	$2,758	$1,911

Reconciliation of the Beginning and Ending Balances of Unrecognized Tax Benefits
	Year ended December 31,
	2 0 1 3	2 0 1 4

Opening balance	$4,694	$5,069
Increases related to prior year tax positions	213	87
Decreases related to prior year tax positions	(204)	(360)
Increases related to current year tax positions	478	365
Decreases related to lapses of statute of limitations	(112)	(408)
Closing balance	$5,069	$4,753